Risk Management and Hedging Activities - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net deferred losses in AOCI (ending balance)	$ (8)
Cash Flow Hedge
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net deferred (losses) gains in AOCI (beginning balance)	(9)
Gains (losses) recognized in AOCI on derivatives - effective portion	1
Net deferred losses in AOCI (ending balance)	(8)
Cash Flow Hedge | Interest Rate Derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net deferred (losses) gains in AOCI (beginning balance)	(4)
Gains (losses) recognized in AOCI on derivatives - effective portion	1
Net deferred losses in AOCI (ending balance)	(3)
Cash Flow Hedge | Commodity Derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net deferred (losses) gains in AOCI (beginning balance)	(6)
Gains (losses) recognized in AOCI on derivatives - effective portion	0
Net deferred losses in AOCI (ending balance)	(6)
Cash Flow Hedge | Foreign Currency Derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net deferred (losses) gains in AOCI (beginning balance)	1
Gains (losses) recognized in AOCI on derivatives - effective portion	0
Net deferred losses in AOCI (ending balance)	$ 1